                                                   [GRAPHIC OMITTED][GRAPHIC OMITTED]
January 24, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:      Allstate Life of New York Separate Account A ("Registrant")
                  Allstate Life Insurance Company of New York ("Depositor")
                  Post-Effective Amendment No. 1 to Form N-4 Registration Statement
                  (File Nos. 333-143228 and 811-07467; CIK No.  0000948255)

Commissioners:

On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of the above-referenced Post-Effective
Amendment No. 1 to the Registration Statement ("Registration Statement") pursuant to Rule 485(a) under the Securities Act of 1933
("Securities Act").

Registrant is filing the Registration Statement for the purpose of filing a supplement to the prospectus.  The supplement (1) adds disclosure regarding a new optional benefit, TrueIncome-Highest Daily; (2) adds a new Sub-account; and (3) revises disclosure relating to changes to Annuitant and the election of an Annuity Date. The disclosure changes contained in the supplement are substantially similar to those contained in the supplement filed in Post-Effective Amendment No. 1 to Form N-4
Registration Statement (File No. 333-141909), filed on September 28, 2007.  Registrant would be happy to provide a black-lined comparison of the supplements upon request.

All financial statements, exhibits, and other required disclosure not included in this Post-Effective Amendment No. 1 will be included in Post-Effective Amendment No. 2 to be filed pursuant to Rule 485(b) under the Securities Act in order to respond to Staff comments.

We appreciate your review of the Registration Statement. If you have any questions, please do not hesitate to call me at
847/402-9237.  Thank you.

Very truly yours,

/s/ ANGELA M. BANDI
----------------------------
Angela M. Bandi

Enclosure

cc:      Thomas S. Clark, Esq.
         Prudential Financial